Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings/(loss) per share
Schedule of computation of basic and dilutive earnings/(loss) from continued operations per share attributable to Group's ordinary shareholders

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2023	June 2022
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	3,589,285	(145,979,134)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,511,817)	(13,759,245)

Weighted average number of ordinary shares outstanding during the year	6,566,922	106,253,308

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.55	(1.37)

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.44	(1.37)

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.32	(1.50)

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.25	(1.50)